LIABILITIES AND DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Liabilities And Debt
LIABILITIES AND DEBT

NOTE 6: LIABILITIES AND DEBT

Accrued Expenses and Other Liabilities

The Company accrued expenses and other liabilities line in the consolidated balance sheets is comprised of the following as of September 30, 2024, and December 31, 2023:

	September 30,	December 31,
	2024	2023
Accrued expenses	$733,865	$617,374
Payroll related liabilities	4,224,259	3,895,640
Sales tax liability	178,960	145,545
Other liabilities	99,353	99,934
	$5,236,437	$4,758,492

Convertible Debt

As of September 30, 2024 and December 31, 2023 there was $100,000 remaining in outstanding principal that was not converted into equity.

Target Capital Convertible Promissory Note

On April 30, 2024, the Company issued a convertible promissory note in the original principal amount of $250,000 (the “Note”) to Target Capital 1 LLC, an Arizona limited liability company (the “Note Holder”), with a maturity date of April 30, 2025 (the “Maturity Date”). Pursuant to the terms of the Note, the Company agreed to pay the principal sum and a one-time interest charge of $50,000 to the Note Holder. In May 2024, the Company fully repaid the Note Holder $300,000, including the principal and interest. The Company also will issue 1,000 shares of common stock to the Note Holder as commitment shares. As the shares have not been issued as of September 30, 2024, the fair value of $141,000 is included in accrued liabilities on the consolidated balance sheet.

Loan Payable — PPP and SBA Loan

In April 2022, there was a partial forgiveness of Bailey’s first PPP Loan totaling $413,705. As of September 30, 2024 and December 31, 2023, Bailey had an outstanding PPP Loan balance of $933,295, which matures in 2026.

Merchant Advances

Future Sales Receipts

In 2022 and 2023, the Company obtained several merchant advances. These advances are, for the most part, secured by expected future sales transactions of the Company with expected payments on a weekly basis. The Company made total cash repayments, pertaining to principal and interest, of $1,547,182 for the nine months ending September 30, 2024.

The following is a summary of the merchant advances as of September 30, 2024, and December 31, 2023:

	September 30,	December 31,
	2024	2023
Principal	$2,347,564	$2,960,946
Less: unamortized debt discount	(550,183)	(1,966,881)
Merchant cash advances, net	$1,797,381	$994,065

The unamortized debt discount of $550,183 will be amortized to interest expense over the expected remaining terms of the agreements through the fourth quarter of 2024. During the nine months ended September 30, 2024, the Company recorded $1,781,972 in interest expense pertaining to these advances.

Other

The Company has outstanding merchant advances with Shopify Capital. During the three months ending September 2024, the Company made repayments of $3,850. As of September 30, 2024, the remaining principal outstanding was $12,832. These advances are, for the most part, secured by expected future sales transactions of the Company with expected payments on a daily basis.

The Company also had outstanding merchant advances with Gynger, Inc. In May 2024, the Company converted the outstanding principal and accrued interest of $313,816 owed to Gynger for 2,120 shares of common stock.

Promissory Note Payable

As of September 30, 2024, and December 31, 2023, the outstanding principal on the note to the sellers of Bailey was $3,500,000. On July 5, 2023, the parties agreed to extend the maturity date to June 30, 2024. Interest expense was $105,000 and $105,000 for the three months ended September 30, 2024 and 2023 and $315,000 and $315,000 for the nine months ended September 30, 2024 and 2023, all respectively, which was accrued and unpaid as of September 30, 2024. The aforesaid mentioned Promissory note are in default as of September 30 2024.

In March 2023, the Company and various purchasers executed a Securities Purchase Agreement (“March 2023 Notes”) whereby the investors purchased from the Company promissory notes in the aggregate principal amount of $2,458,750, consisting of original issue discount of $608,750. The Company received net proceeds of $1,850,000 after additional fees. The March 2023 Notes are due and payable on September 30, 2023 (the “Maturity Date”). If the Company completes a debt or equity financing of less than $7,500,000, the Company is required to repay 50% of the remaining balance of the March 2023 Notes. Following such 50% repayment, the Company must also use any proceeds from any subsequent debt or equity financing to repay the March 2023 Notes. Upon the closing of any debt or equity financing of $7,500,000 or greater, the Company is required to repay 100% of the Notes with no penalties. There is no additional interest after the 20% original interest discount. Upon the Company’s equity financing in September 2023, the Company repaid an aggregate $1,247,232 principal to the respective noteholders. The Company recognized a debt discount of $608,750, which was fully amortized through December 31, 2023. The notes contain certain conversion provisions upon an event of default.

In May 2024, the Company repaid $500,000 of these notes. The parties mutually extended the maturity date to November 4, 2024 and acknowledged that the default provisions had not been triggered. The amount was fully repaid on November 4, 2024. During the nine months ended September 30, 2024, the Company fully amortized the debt discount pertaining to these notes.

The following is a summary of promissory notes payable, net:

	September 30,	December 31,
	2024	2023
Bailey Note	$3,500,000	$3,500,000
March 2023 Notes – principal	1,230,740	1,730,740
March 2023 Notes - unamortized debt discount	-	(346,148)
Promissory note payable, net	$4,730,740	$4,884,592

NOTE 8: LIABILITIES AND DEBT

Accrued Expenses and Other Liabilities

The Company accrued expenses and other liabilities line in the consolidated balance sheets is comprised of the following as of December 31, 2023 and 2022:

	December 31,
	2023	2022
Accrued expenses	$617,374	$668,714
Reserve for returns	—	307,725
Payroll related liabilities	3,895,640	2,618,870
Sales tax liability	145,545	262,765
Other liabilities	99,934	78,845
	$4,758,492	$3,936,920

Payroll related liabilities are primarily related in DBG and Bailey44 payroll taxes due to remit to federal and state authorities. The amounts are subject to further penalties and interest.

As of December 31, 2023, accrued expenses included $535,000 in accrued common stock issuances pursuant to an advisory agreement for services performed in 2022. The 4 shares of common stock owed per the agreement are expected to be issued in the second quarter of 2024.

Venture Debt

As of December 31, 2021, the gross loan balance with Black Oak Capital (“Black Oak”) pertaining to its senior credit agreement was $6,001,755. In February 2022, the Company received $237,500 in proceeds, including loan fees of $12,500, from the existing venture debt lender under the same terms as the existing facility.

On September 29, 2022, the Company and Black Oak executed a Securities Purchase Agreement (the “Black Oak SPA”) whereby the Company issued 6,300 shares of Series A Convertible Preferred Stock to Black Oak for $1,000 per share (see Note 7). The shares were issued pursuant to the conversion of Black Oak’s entire principal amount of $6,251,755, and the Company recorded $48,245 in interest as part of the conversion. Pursuant to the Black Oak SPA, all accrued interest remaining outstanding. Accrued interest was $269,870 as of December 31, 2023 and 2022.

For the year ended December 31, 2022, $12,500 of loan fees and discounts from warrants were amortized to interest expense, leaving unamortized balance of $0 as of December 31, 2023 and 2022. Interest expense was $0 and $573,455 for the years ended December 31, 2023 and 2022, respectively.

Convertible Debt

2020 Regulation CF Offering

As of December 31, 2023 and 2022, there was $100,000 remaining in outstanding principal that was not converted into equity (see table below).

Convertible Promissory Notes

On April 8, 2022, the Company and various purchasers executed a Securities Purchase Agreement (“April Notes”) whereby the investors purchased from the Company convertible promissory notes in the aggregate principal amount of $3,068,750, consisting of original issue discount of $613,750. The Company received net proceeds of $2,313,750 after the original issue discount and fees, resulting in a debt discount of $755,000. Upon the Company’s public offering in May 2022 (see below), the Company repaid $3,068,750 to the investors and the debt discount was fully amortized.

In connection with the April Notes, the Company issued an aggregate of 252 warrants to purchase common stock at an exercise price of $6,100 per share. The Company recognized $98,241 as a debt discount for the fair value of the warrants using the Black-Scholes option model, which was fully amortized upon the notes’ repayment in May.

On July 22 and July 28, 2022, the Company and various purchasers executed a Securities Purchase Agreement (“July Notes”) whereby the investors purchased from the Company convertible promissory notes in the aggregate principal amount of $1,875,000, consisting of original issue discount of $375,000. The Company received net proceeds of $1,450,000 after the original issue discount and fees.

In connection with the July 22 and July 28 notes, the Company issued an aggregate of 822 and 553 warrants to purchase common stock at an exercise price of $760.00 and $565.00 per share, respectively. The Company recognized $692,299 as a debt discount for the fair value of the warrants using the Black-Scholes option model, which will be amortized to interest expense over the life of the notes.

If the July Notes are not repaid in full by the maturity date or if any other event of default occurs, (1) the face value of the notes will be automatically increased to 120%; (2) the notes will begin generating an annual interest rate of 20%, which will be paid in cash monthly until the default is cured; and (3) if such default continues for 14 or more calendar days, at the Investors’ discretion, the notes shall become convertible at the option of the investors into shares of the Company’s common stock at a conversion price equal to the closing price of the Company’s common stock on the on the date of the note conversion.

The Company evaluated the terms of the conversion features of the July notes as noted above in accordance with ASC Topic No. 815 — 40, Derivatives and Hedging — Contracts in Entity’s Own Stock, and determined they are not indexed to the Company’s common stock and that the conversion features meet the definition of a liability. The notes contain an indeterminate number of shares to settle with conversion options outside of the Company’s control. Therefore, the Company bifurcated the conversion feature and accounted for it as a separate derivative liability. Upon issuance of the July, the Company recognized a derivative liability at an aggregate fair value of $559,957, which was recorded as a debt discount and will amortized over the life of the notes.

In December 2022, the Company fully repaid the outstanding principal of $1,875,000 pertaining to the July 22 and 28 notes, as well as an additional $416,923 due to the default provisions noted above. This amount was included in interest expense in the consolidated statements of operations.

On December 29, 2022, the Company and various purchasers executed a Securities Purchase Agreement (“December Notes”) whereby the investors purchased from the Company convertible promissory notes in the aggregate principal amount of $4,000,000, consisting of original issue discount of $800,000. The Company received net proceeds of $3,000,000. The December Notes were due and payable on February 15, 2023. If the December Notes are not repaid in full by the maturity date or if any other event of default occurs, (1) the face value of the December Notes will be automatically increased to 120%; (2) the Notes will begin generating an annual interest rate of 20%, which will be paid in cash monthly until the default is cured; and (3) if such default continues for 14 or more calendar days, at the investors’ discretion, the December Notes shall become convertible at the option of the investors into shares of the Company’s common stock at a conversion price equal to the closing price of the Company’s common stock on the date of the note conversion.

In connection with the December Notes, the Company issued to the investors an aggregate of 9,390 warrants to purchase common stock at an exercise price equal to $213, and 1,200 shares of common stock. The Company recognized $428,200 as a debt discount for the fair value of the warrants and common shares using the Black-Scholes option model, resulting in a total debt discount of $1,378,200.

In connection with the December Notes, the Company issued to the investors an aggregate of 9,390 warrants to purchase common stock at an exercise price equal to $213, and 1,200 shares of common stock. The Company recognized $428,200 as a debt discount for the fair value of the warrants and common shares using the Black-Scholes option model, which will be amortized to interest expense over the life of the notes.

In February 2023, the principal of $4,000,000 of the December Notes were fully repaid. The Company amortized $1,220,830 of debt discount up until the repayment date, and then recognized a loss on extinguishment of debt of $157,370 which is included in other non-operating income (expenses) on the consolidated statements of operations.

The following is a summary of the convertible notes for the years ended December 31, 2023 and 2022:

	Principal	Unamortized Debt Discount	Convertible Note Payable, Net
Balance, December 31, 2022	$4,100,000	$(1,378,200)	$2,721,800
Repayments of notes	(4,000,000)	—	(4,000,000)
Amortization of debt discount	—	1,220,830	1,220,830
Loss on extinguishment of debt	—	157,370	157,370
Balance, December 31, 2023	$100,000	$—	$100,000

During the years ended December 31, 2023 and 2022, the Company amortized $1,220,830 and $6,506,384, respectively of debt discount to interest expense pertaining to all convertible notes. As of December 31, 2022, there was no remaining derivative liability outstanding pertaining to any convertible notes.

Loan Payable — PPP and SBA Loan

In April 2022, Bailey received notification of full forgiveness of its 2nd PPP Loan totaling $1,347,050 and partial forgiveness of its 1st PPP Loan totaling $413,705. As of December 31, 2023 and December 31, 2022, Bailey had an outstanding PPP Loan balance of $933,295 and matures in 2026.

Merchant Advances

Future Sales Receipts

In 2022, the Company obtained several merchant advances. These advances are, for the most part, secured by expected future sales transactions of the Company with expected payments on a weekly basis. As of December 31, 2022, $896,334 remained outstanding. During 2023, the Company received additional proceeds totaling $2,452,923. The Company made total cash repayments, pertaining to principal and interest of $4,518,512.

The following is a summary of the merchant advances as of December 31, 2023 and 2022:

	December 31,
	2023	2022
Principal	$2,960,946	$896,334
Less: unamortized debt discount	(1,966,881)	—
Merchant cash advances, net	$994,065	$896,334

The unamortized debt discount of $1,966,881 will be amortized to interest expense over the expected remaining terms of the agreements through the fourth quarter of 2024. During the year ended December 31, 2023, the Company recorded $1,247,403 in interest expense pertaining to these advances.

In 2023, the Company refinanced two merchant advance agreements. The refinances were accounted for as a loss extinguishment under ASC 470-50-40, and accordingly the Company recognized a loss on extinguishment of $559,147 which is included in other non-operating income (expenses) in the consolidated statements of operations.

In connection with these advances, the Company granted 122 warrants to purchase common stock at an exercise price of $6,562.50 to the lender.

Other

In 2023, the Company obtained merchant advances totaling $690,000 from Shopify Capital and another lender and made repayments totaling $658,718. As of December 31, 2023, the remaining principal outstanding was $149,898. These advances are, for the most part, secured by expected future sales transactions of the Company with expected payments on a daily basis.

In 2023, the Company obtained merchant advances totaling $312,938 from Gynger Inc. As of December 31, 2023, the remaining principal outstanding was $273,188 and technically in default.

Promissory Note Payable

As of December 31, 2023 and 2022, the outstanding principal on the note to the sellers of Bailey was $3,500,000. The maturity date was December 31, 2022. On July 5, 2023, the parties agreed to extend the maturity date to June 30, 2024.

The note incurs interest at 12% per annum. Interest expense was $420,000 and $420,000 for the yeas ended December 31, 2023 and 2022, all respectively, which was accrued and unpaid as of December 31, 2023.

As noted in Note 4, the Company issued a promissory note in the principal amount of $5,500,000 to the Sundry Holders pursuant to the Sundry acquisition. The note bears interest at 8% per annum and matured on February 15, 2023. In February 2023, the parties verbally agreed to extend the maturity date to December 31, 2023. Interest expense was $259,177 for the year ended December 31, 2023. On June 21, 2023, the Company and the Sundry Holders executed a Securities Purchase Agreement (the “Sundry SPA”) whereby the Company issued 5,761 shares of Series C Convertible Preferred Stock to the Sundry Holders for $1,000 per share (see Note 7). The shares were issued pursuant to the cancellation of the Sundry Holders’ entire principal amount of $5,500,000 and accrued interest of $259,177.

In March 2023, the Company and various purchasers executed a Securities Purchase Agreement (“March 2023 Notes”) whereby the investors purchased from the Company promissory notes in the aggregate principal amount of $2,458,750, consisting of original issue discount of $608,750. The Company received net proceeds of $1,850,000 after additional fees. The March 2023 Notes are due and payable on September 30, 2023 (the “Maturity Date”). If the Company completes a debt or equity financing of less than $7,500,000, the Company is required to repay 50% of the remaining balance of the March 2023 Notes. Following such 50% repayment, the Company must also use any proceeds from any subsequent debt or equity financing to repay the March 2023 Notes. Upon the closing of any debt or equity financing of $7,500,000 or greater, the Company is required to repay 100% of the Notes with no penalties. There is no additional interest after the 20% original interest discount. Upon the Company’s equity financing in September 2023, the Company repaid an aggregate $1,247,232 in principal to the respective noteholders. The Company recognized a debt discount of $608,750, which was fully amortized through December 31, 2023. The notes contain certain conversion provisions upon an event of default.

The parties are currently working on an extension to the Maturity Date and have acknowledged that the default provisions have not been triggered. It is expected that the March 2023 Notes will be fully repaid by the end of the second quarter of 2024. In connection with the amendments, the Company increased the principal owed on the March 2023 Notes to $519,222, with a corresponding increase to unamortized debt discount.

The following is a summary of promissory notes payable, net:

	December 31,
	2023	2022
Bailey Note	$3,500,000	$3,500,000
Sundry Note	—	5,500,000
March 2023 Notes - principal	1,730,740	—
March 2023 Notes - unamortized debt discount	(346,148)	—
Promissory note payable, net	$4,884,592	$9,000,000